October 5, 2023

Clockwise Core Equity & Innovation ETF

TIME

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, Each Dated December 29, 2022

On September 5, 2023, Strategic Wealth Partners, Ltd., an SEC-registered investment adviser located in Independence, Ohio (“SWP”), initiated a breach of contract lawsuit seeking monetary damages in the United States District Court of the Northern District of Ohio against Clockwise Capital, LLC (“Clockwise”), the investment adviser to the Clockwise Core Equity & Innovation ETF (“the Fund”). Clockwise, located in Miami, Florida is also an SEC-registered investment adviser.

In the lawsuit, captioned Strategic Wealth Partners, Ltd. Plaintiff v. Clockwise Capital LLC, Defendant, Case No. 1:23-cv-01733-CEF (N.D. Ohio), SWP alleged that Clockwise had breached an Investment Research and Consulting Agreement (“IRCA Agreement”) that the parties had entered into on December 2, 2022 by failing to pay SWP the compensation called for by the IRCA Agreement. Under the IRCA Agreement, Clockwise retained SWP to provide ongoing investment research and consulting services with respect to Clockwise’s management of the assets in various individual and institutional accounts, including the Fund.

Shortly after the lawsuit was initiated, the parties entered into settlement negotiations, and on September 19, 2023 executed a written agreement specifying the damages that Clockwise would pay to SWP in full settlement of the lawsuit, and establishing a time frame for such payment. On September 29, 2023, Clockwise wired full payment to SWP in the amount specified. Upon notification of the payment to the Court, the Court dismissed the case with prejudice on October 2, 2023.

Further Information

For further information, please contact the Clockwise Core Equity & Innovation ETF toll-free at 1-800-610-6128. You may also obtain additional copies of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Clockwise Core Equity & Innovation ETF, c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the toll-free number above or by visiting the Clockwise Core Equity & Innovation ETF’s website at www.clockwisefunds.com.

Investors Should Retain this Supplement for Future Reference.